Commitments and Contingencies - Summary of Financial Instruments Outstanding (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments to grant loans	$ 342,305	$ 355,558
Unfunded commitments under lines of credit	6,060,034	4,899,930
Commercial and standby letters of credit	210,002	163,560
Reserve for unfunded lending commitments	$ 13,208	$ 11,241	$ 14,145	$ 11,801